Assets held for sale and discontinued operations	6 Months Ended
Sep. 30, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets held for sale and discontinued operations
6. Assets held for sale and discontinued operations

Assets and businesses are classified as held for sale when their carrying amounts are recovered through sale rather than through continuing use. They only meet the held for sale condition when the assets are ready for immediate sale in their present condition, management is committed to the sale and it is highly probable that the sale will complete within one year. Depreciation ceases on assets and businesses when they are classified as held for sale and the assets and businesses are impaired if their carrying value exceeds their fair value less expected costs to sell.

The results and cash flows of assets or businesses classified as held for sale or sold during the year, that meet the criteria of being a major separate line of business or geographical area of operation, are shown separately from our continuing operations, and presented within discontinued operations in the income statement and cash flow statement.

(a) Gain on disposal of The Narragansett Electric Company
On 17 March 2021, the Group signed an agreement to sell 100% of the share capital of NECO to PPL Rhode Island Holdings, LLC. The Group subsequently completed the sale on 25 May 2022 for cash consideration of £3.1 billion ($3.9 billion). NECO was part of our New England operating segment and is a retail distribution company providing electricity and gas to customers in Rhode Island. The associated assets and liabilities were presented as held for sale in the consolidated financial statements with effect from the year ended 31 March 2021.

As NECO did not represent a separate major line of business or geographical area of operation, it did not meet the criteria for classification as a discontinued operation and therefore its results for the period are not separately disclosed on the face of the income statement. Financial information relating to the gain arising on the disposal of NECO is set out below:

£m
Goodwill	616
Intangible assets	4
Property, plant and equipment	3,363
Trade and other receivables	215
Cash and cash equivalents	113
Other assets	165
Total assets on disposal	4,476
Borrowings	(1,230)
Pension liabilities	(19)
Other liabilities	(552)
Total liabilities on disposal	(1,801)
Net assets on disposal	2,675

Satisfied by:
Cash proceeds	3,081
Total consideration	3,081
Less:
Financing costs[1]	(40)
Gain on sale before tax and reclassification of foreign currency translation reserve	366
Reclassification of foreign currency translation reserve²	145
Tax³	(231)
Post-tax gain on disposal	280
1.Relates to the transfer of hedge losses previously deferred within equity in respect of foreign exchange forward contracts which the Group entered into in order to manage its exposure to the foreign currency cash proceeds due from PPL Rhode Island Holdings, LLC.
2.The reclassification of the foreign currency translation reserve attributable to NECO comprises a gain of £496 million relating to the retranslation of NECO’s operations offset by a loss of £351 million relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the Group’s net investment in NECO.
3.The tax charge arising on the gain on sale is primarily a result of the tax base of the assets being significantly lower than the accounting base which includes non-deductible goodwill.

No impairment losses were recognised upon remeasurement of the assets and liabilities prior to classification as held for sale. NECO generated a profit after tax of £83 million for the period until 25 May 2022 (2021: £84 million) which was recognised within continuing operations.
6. Assets held for sale and discontinued operations (continued)

(b) Assets held for sale
The Group is currently in the process of disposing of the following two businesses that have met the criteria for classification as held for sale as at the period ended 30 September 2022:

	Total assets held for sale £m	Total liabilities held for sale £m	Net assets held for sale £m
Millennium Pipeline Company LLC	182	—	182
UK Gas Transmission	6,076	(5,442)	634
Net assets held for sale	6,258	(5,442)	816

Millennium Pipeline Company LLC
On 28 September 2022, the Group signed an agreement to sell its 26.25% minority ownership interest in Millennium Pipeline Company LLC to DT Midstream, an existing investor, in exchange for $552 million cash consideration (subject to customary closing adjustments).

As the sale was considered highly probable and was expected to complete with a year, the Group’s investment in Millennium Pipeline Company LLC was consequently presented as held for sale for the period ended 30 September 2022. No impairment loss was recognised on remeasurement of the investment prior to classification as held for sale. The sale subsequently completed on 7 October 2022.

UK Gas Transmission
On 27 March 2022, the Group entered into an Acquisition Agreement to sell 100% of the UK Gas Transmission business to GasT MidCo Limited, a newly incorporated UK limited company owned indirectly by a another newly incorporated UK limited company, GasT TopCo Limited, in exchange for £4.2 billion cash consideration (subject to customary completion adjustments) and a 40% equity interest in GasT TopCo Limited. The other 60% equity interest in GasT TopCo Limited will be owned by Macquarie Infrastructure and Real Assets (MIRA) and British Columbia Investment Management Corporation (BCI) (together, the ‘Consortium’). £2.0 billion of the cash consideration comes from additional debt financing to be raised by GasT MidCo Limited at completion. The sale is expected to complete in the third quarter of the financial year ending 31 March 2023 subject to the receipt of all regulatory approvals.

The Group classified the associated assets and liabilities of the business as held for sale from 31 August 2021, when the sale was considered to be highly probable following management approval of the sale timetable and communication thereof to potential buyers. Accordingly, the UK Gas Transmission business was also reported as held for sale in the consolidated statement of financial position as at 31 March 2022. As the UK Gas Transmission business represents a major separate line of business, the business was also classified as a discontinued operation. The results of the business are shown separately from the continuing business for all periods presented on the face of the income statement as a discontinued operation. This is also reflected in the statement of comprehensive income, as well as earnings per share (EPS) being shown split between continuing and discontinued operations.

On 27 March 2022, the Group also entered into a Further Acquisition Agreement (FAA) with the Consortium. The FAA gives the Consortium the option to purchase the Group’s 40% equity interest in GasT TopCo Limited for £1.4 billion plus an annualised escalation factor. The FAA is only binding following the settlement of the Acquisition Agreement. Based on the current expected completion timeline for the Acquisition Agreement, the option would be exercisable between 1 April and 30 June 2023. The window can further be deferred at the Group’s discretion by three months. The FAA is a derivative, which is accounted for at fair value. The fair value of the option at 30 September 2022 is a liability of £150 million (31 March 2022: £nil) (see note 10).
6. Assets held for sale and discontinued operations (continued)

UK Gas Transmission (continued)
As at 30 September 2022, the following assets and liabilities of the UK Gas Transmission business were classified as held for sale:

	30 September 2022	31 March 2022
	£m	£m
Intangible assets	145	159
Property, plant and equipment	4,771	4,719
Trade and other receivables	318	215
Pension assets	549	664
Cash and cash equivalents	4	9
Financing derivatives	119	93
Other assets	170	12
Total assets held for sale	6,076	5,871
Borrowings	(3,976)	(4,165)
Deferred tax liabilities	(893)	(803)
Other liabilities	(573)	(562)
Total liabilities held for sale	(5,442)	(5,530)
Net assets held for sale	634	341

No impairment losses were recognised upon remeasurement of the assets and liabilities prior to classification as held for sale.

The summary income statements for the periods ended 30 September 2022 and 2021 are as follows:

	Total
	2022	2021
	£m	£m
Discontinued operations
Revenue	805	710
Other operating costs	(459)	(323)
Operating profit	346	387
Finance income	9	2
Finance costs	(167)	(79)
Profit/(loss) before tax	188	310
Tax	(57)	(211)
Profit/(loss) after tax from discontinued operations	131	99

The summary statements of comprehensive income are as follows:

	2022	2021
	£m	£m
Profit after tax from discontinued operations	131	99
Other comprehensive (loss)/income from discontinued operations
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement (losses)/gains on pension assets and post-retirement benefit obligations	(126)	91
Net losses on financial liability designated at fair value through profit and loss attributable to changes in own credit risk	—	(1)
Tax on items that will never be reclassified to profit or loss	31	(39)
Total (losses)/gains from discontinued operations that will never be reclassified to profit or loss	(95)	51
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains/(losses) in respect of cash flow hedges	8	(3)
Net gains/(losses) in respect of cost of hedging	4	(2)
Tax on items that may be reclassified subsequently to profit or loss	(3)	1
Total gains/(loss) from discontinued operations that may be reclassified subsequently to profit or loss	9	(4)
Other comprehensive (loss)/income for the period, net of tax, from discontinued operations	(86)	47
Total comprehensive income for the period from discontinued operations	45	146